Trade and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current
Deferred revenue	$ 121.3	$ 111.2
Other payables	10.9	11.1
Trade and other payables, non current	132.2	122.3
Current
Trade payables	178.8	148.4
Deferred revenue	45.9	46.6
Withholding tax payable	2.4	3.5
Payroll and other related statutory liabilities	22.2	34.4
VAT payables	13.4	22.9
Other payables	71.0	22.2
Trade and other payables	333.7	278.0
Employee benefit accruals included in other current payables	$ 57.4	$ 0.0